COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
21. COMMITMENTS AND CONTINGENCIES
The Company has certain commitments, including various service contracts with vendors related to events and media rights as well as service fees paid by the Company to Endeavor under the Services Agreement. The following is a summary of the Company’s annual commitments under these agreements as of December 31, 2023 (in thousands):

2024	$622,476
2025	335,026
2026	337,083
2027	435,236
2028	325,118
Thereafter	162,888

Total	$2,217,827

The Company’s future commitments related to its debt obligations and its operating and finance leases are separately disclosed in Note 8,
Debt
, and Note 20,
Leases
, respectively.
The table above includes $55.3 million in 2024, $68.2 million in 2025, $70.7 million in 2026, $71.4 million in 2027, $72.2 million in 2028 and $124.0 million thereafter related to the Services Agreement. On the closing date of the Endeavor Asset Acquisition, the Services Agreement between EDR Parties and TKO was terminated and a Transition Services Agreement has been entered into between certain of the EDR Parties, TWI and certain of the TKO Parties.
Legal Proceedings
The Company is involved in legal proceedings, claims and governmental investigations arising in the normal course of business. The types of allegations that arise in connection with such legal proceedings vary in nature, but can include contract, employment, tax and intellectual property matters. The Company evaluates all cases and records liabilities for losses from legal proceedings when the Company determines that it is probable that the outcome will be unfavorable and the amount, or potential range, of loss can be reasonably estimated. While any outcome related to litigation or such governmental proceedings cannot be predicted with certainty, management believes that the outcome of these matters, except as otherwise may be discussed below, individually or in the aggregate, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

UFC Legal Proceedings
Zuffa has five related class-action lawsuits filed against it between December 2014 and March 2015 by a total of eleven former UFC fighters. The lawsuits, which are substantially identical, were transferred to the United States District Court for the District of Nevada and combined into a single action in June 2015, captioned
Le et al. v. Zuffa, LLC
, No.
2:15-cv-1045-RFB-BNW
(D. Nev.) (the “Le” case). The lawsuit alleges that Zuffa violated Section 2 of the Sherman Act by monopsonizing an alleged market for the services of elite professional MMA athletes. The fighter plaintiffs claim that Zuffa’s alleged conduct injured them by artificially depressing the compensation they received for their services, and they seek treble damages under the antitrust laws, as well as attorneys’ fees and costs, and, in some instances, injunctive relief. On August 9, 2023, the district court certified the lawsuit as a damages class action, encompassing the period from December 16, 2010 to June 30, 2017. On January 18, 2024, the court denied Zuffa’s motion for summary judgment and requests to exclude the fighter plaintiffs’ experts. The court has set a trial date of April 15, 2024. The fighter plaintiffs in the
Le
case abandoned their claim for injunctive relief, so the only relief the fighter plaintiffs may seek at the April 15, 2024 trial is damages. On June 24, 2021, another lawsuit,
Johnson et al. v. Zuffa, LLC et al.
, No.
2:21-cv-1189-RFB-BNW
(D. Nev.) (the “Johnson” case), was filed by a putative class of former UFC fighters and covering the period from July 1, 2017 to the present and alleges substantially similar claims to the
Le
case and seeks injunctive relief. The defendants in the
Johnson
case are Zuffa, Endeavor, and TKO OpCo. Discovery recently opened and will continue at least through mid-2025.
The Company believes that the claims alleged lack merit and intends to defend itself vigorously against them.

WWE Legal Proceedings
On January 11, 2022, a complaint was filed against WWE by MLW Media LLC (“MLW”), captioned
MLW Media LLC v. World Wrestling Entertainment, Inc.
, No.
5:22-cv-00179-EJD
(N.D. Cal.), alleging that WWE interfered with MLW’s contractual relationship with certain media platforms and engaged in other anticompetitive and unfair business practices in violation of the Sherman Antitrust Act and California law. On December 22, 2023, the parties notified the court that they had entered into a settlement agreement in the amount of $20.0 million and stipulated that the case should be voluntarily dismissed with prejudice. In light of the settlement, the case was dismissed with prejudice on December 26, 2023.
As announced in June 2022, a Special Committee of independent members of WWE’s board of directors (the “Special Committee”) was formed to investigate alleged misconduct by WWE’s then-Chief Executive Officer, Vincent K. McMahon (the “Special Committee Investigation”). Mr. McMahon initially resigned from all positions held with WWE on July 22, 2022 but remained a stockholder with a controlling interest and served as Executive Chairman of WWE’s board of directors from January 9, 2023 through September 12, 2023, at which time Mr. McMahon became Executive Chair of the Board of Directors of the Company. Although the Special Committee investigation is complete and, in January 2024, Mr. McMahon resigned from his position as Executive Chair and member of TKO’s Company’s Board of Directors, as well as other positions, employment and otherwise, at TKO and its subsidiaries, WWE has received, and may receive in the future, regulatory, investigative and enforcement inquiries, subpoenas, demands and/or other claims and complaints arising from, related to, or in connection with these matters. On July 17, 2023, federal law enforcement agents executed a search warrant and served a federal grand jury subpoena on Mr. McMahon. No charges have been brought in these investigations. WWE has received voluntary and compulsory legal demands for documents, including from federal law enforcement and regulatory agencies, concerning the investigation and related subject matters.
On January 25, 2024, a former WWE employee filed a lawsuit against WWE, Mr. McMahon and another former WWE executive in the United States District Court for the District of Connecticut alleging, among other things, that she was sexually assaulted by Mr. McMahon and asserting claims under the Trafficking Victims Protection Act.

On November 17, 2023, a purported former stockholder of WWE, Laborers’ District Council and Contractors’ Pension Fund of Ohio, filed a verified class action complaint on behalf of itself and similarly situated former WWE stockholders in the Court of Chancery of the State of Delaware, captioned
Laborers District Council and Contractors’ Pension Fund of Ohio v. McMahon,
C.A. No.
2023-1166-JTL
(“
Laborers
Action”). On November 20, 2023, another purported WWE stockholder, Dennis Palkon, filed a verified class action complaint on behalf of himself and similarly situated former WWE stockholders in the Court of Chancery of the State of Delaware, captioned
Palkon v. McMahon
, C.A. No.
2023-1175-JTL
(“
Palkon
Action”). The
Laborers
and
Palkon
Actions allege breach of fiduciary duty claims against former WWE directors Vincent K. McMahon, Nick Khan, Paul Levesque, George A. Barrios, Steve Koonin, Michelle D. Wilson, and Frank A. Riddick III, arising out of the Transactions. These cases are pending consolidation and are in the early stages.
On January 4, 2024, the City of Pontiac Reestablished General Employee’s Retirement System, a purported stockholder of WWE, filed an action in the Court of Chancery of the State of Delaware seeking certain books and records related to the Transactions under Section 220 of the Delaware General Corporations Code (the “
Pontiac
Action”). On February 12, 2024, the Court entered an order vacating the case schedule and staying the
Pontiac
Action.
IMG Legal Proceedings
In July 2017, the Italian Competition Authority (“ICA”) issued a decision opening an investigation into alleged breaches of competition law in Italy, involving inter alia IMG, and relating to bidding for certain media rights of the Serie A and Serie B football leagues. In April 2018, the European Commission conducted on-site inspections at a number of companies that are involved with sports media rights, including the Company. The inspections were part of an ongoing investigation into the sector and into potential violations of certain antitrust laws that may have taken place within it. The Company investigated these ICA matters, as well as other regulatory compliance matters. In May 2019, the ICA completed its investigation and fined the Company approximately EUR 0.3 million. As part of its decision, the ICA acknowledged the Company’s cooperation and ongoing compliance efforts since the investigation commenced. In July 2019, three football clubs (the “Original Plaintiffs”) and in June 2020, the Serie A football league (Lega Nazionale Professionisti Serie A or “Lega Nazionale,” and together with the three clubs, the “Plaintiffs”) each filed separate claims against IMG and certain other unrelated parties in the Court of Milan, Italy, alleging that IMG engaged in anti-competitive practices with regard to bidding for certain media rights of the Serie A and Serie B football league. The Plaintiffs seek damages from all defendants deriving from the lower value of the media rights in amounts totaling EUR 554.6 million in the aggregate relating to the three football clubs and EUR 1,750 million relating to Lega Nazionale, along with attorneys’ fees and costs. Since December 2020, four additional football clubs have each filed requests to intervene in the Lega Nazionale proceedings and individually seek to claim damages deriving from the lower value of the media rights in the aggregate totaling EUR 251.5 million. The Original Plaintiffs and these four additional clubs are also seeking additional damages relating to alleged lost profits and additional charges, quantified in the fourth quarter of 2022 in amounts totaling EUR 1,675 million. Ten other clubs also filed requests to intervene in support of Lega Nazionale’s claim or alternatively to individually claim damages deriving from the lower value of the media rights in the amount of EUR 284.9 million, in the case of five clubs, and unspecified amounts (to be quantified as a percentage of the total amount sought by Lega Nazionale) in the other five cases. Collectively, the interventions of these 14 clubs are the “Interventions.” By judgment issued on May 8, 2024, the Court of Milan ruled that the clubs have a concurrent right to bring a claim, and Lega Nazionale is entitled to retain an award of only 10% of the aggregate loss suffered (if any) by the clubs deriving from the lower value of the media rights. The Company reserved the right to appeal the partial ruling. In December 2022, one further football club filed a separate claim against IMG and certain other unrelated parties seeking damages from all defendants deriving from the lower value of the media rights in the amounts of EUR 326.9 million, in addition to alleged additional damages relating to lost profits and additional charges which the club, with defensive brief on May 13, 2024, quantified in amounts totaling EUR 513.5 million. The Company has defended in its submissions to date, and intends to continue to defend, against all of the damages claims, Interventions and any related claims, and management believes that the Company has meritorious defenses to these claims, including the absence of actual damage. The Company may also be subject to regulatory and other claims and actions with respect to these ICA and other regulatory matters. Any losses resulting from any judgment entered against the Company or settlement entered into, including with respect to claims or actions brought by other parties, will be indemnified by Endeavor.